Income Taxes (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of income (loss) before income taxes
	Three months ended September 30,		Nine months ended September 30,
	2022	2021	2022	2021
Tax jurisdictions from:
- Local	$(228,524)	$(156,168)	$(481,680)	$(344,756)
- Foreign, representing:
HK	(175,426)	(3,278)	(195,339)	(26,845)
PRC	507,735	568,786	1,897,199	2,539,892

Income before income taxes	$103,785	$409,340	$1,220,180	$2,168,291

	2021	2020
Tax jurisdictions from:
- Local	(791,930)	(365,055)
- Foreign, representing:
HK	(53,508)	45,181
PRC	2,920,754	7,792,789
Income before income taxes	$2,075,316	$7,472,915

Schedule of income tax expense
	Three months ended September 30,		Nine months ended September 30,
	2022	2021	2022	2021
Current tax:
Hong Kong	-	(841)	-	(841)
China	$127,727	$154,923	$463,206	$676,433

Deferred tax
Hong Kong	8,641	55,683	133,454	206,359
China	(584)	(7,976)	(1,504)	(9,888)
Total	$135,784	$201,789	$595,156	$872,063

	2021	2020
Current tax:
Hong Kong	(840)	2,433
China	768,717	1,950,407

Deferred tax
China	221,039	552,005
Total	$988,916	$2,504,845

Schedule of provision for income taxes
	Three months ended September 30,		Nine months ended September 30,
	2022	2021	2022	2021
Income before income tax	$103,785	$409,340	$1,220,180	$2,168,291
Statutory income tax rate	21%	21%	21%	21%
Income tax credit computed at statutory income rate	21,795	85,962	256,238	455,342
Reconciling items:
Non-deductible expenses	75,971	37,816	134,157	106,185
Rate differential in different tax jurisdictions	28,203	23,169	84,678	105,018
Deferred tax provided on dividends withholding tax of PRC subsidiaries	9,561	55,683	133,454	206,359
Over-provision in prior year	254	(841)	(13,371)	(841)
Income tax (credit) expense	$135,784	$201,789	$595,156	$872,063

	2021	2020
Income before income tax	2,075,316	7,472,915
Statutory income tax rate	21%	21%
Income tax credit computed at statutory income rate	435,816	1,569,312
Reconciling items:
Non-deductible expenses (income), net	186,907	78,866
Effect of tax reliefs granted to Hong Kong subsidiary	-	(1,289)
Under-provision in prior period	11,198	-
Rate differential in different tax jurisdictions	119,238	305,951
Deferred tax provided on dividends withholding tax of PRC subsidiaries	235,757	552,005
Income tax expense	$988,916	$2,504,845

Schedule of deferred tax assets and liabilities
	September 30, 2022	December 31, 2021
Deferred tax assets:
Accelerated depreciation	$2,984	$1,778
Deductible temporarily difference arising from other payable	12,151	13,605
Less: Net off with deferred tax liabilities for financial reporting purposes	(15,135)	(15,383)
Net total deferred tax assets	$-	$-

Deferred tax liabilities:
Undistributed profits of a PRC subsidiary	$312,335	$357,929
Less: Net off with deferred tax assets for financial reporting purposes	(15,135)	(15,383)
Net total deferred tax liabilities	$297,200	$342,546

	2021	2020
Deferred tax assets:
Accelerated depreciation	$1,778	$429
Deductible temporarily difference arising from other payable	13,605	-
Less: Net off with deferred tax liabilities for financial reporting purposes	(15,383)	(429)
Net total deferred tax assets	-	-

Deferred tax liabilities:
Undistributed profits of a PRC subsidiary	357,929	626,975
Less: Net off with deferred tax assets for financial reporting purposes	(15,383)	(429)
Net total deferred tax liabilities	$342,546	$626,546